Accrued Payroll and Related Liabilities (Details) - USD ($)	Aug. 31, 2019	Aug. 31, 2018
Accrued Payroll and Related Liabilities
Accrued Payroll	$ 1,211,000	$ 758,000
Accrued Payroll Taxes	6,959,000	3,370,000
Corporate employee accrued paid time off	363,000	287,000
Accrued Payroll and related liabilities	$ 8,533,000	$ 4,415,000